Earnings per share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
The calculation of the basic and diluted EPS is as follows:

	Year ended December 31,
	2021	2020	2019
Numerator
Net loss attributable to Doma Holdings, Inc.	$(113,056)	$(35,103)	$(27,137)

Denominator
Weighted-average common shares – basic and diluted	177,150,914	62,458,039	60,314,163

Net loss per share attributable to stockholders
Basic and diluted	$(0.64)	$(0.56)	$(0.45)

Schedule of Antidilutive Securities Excluded from Computation	The following potential outstanding shares of common stock were excluded from the computation of diluted net loss per share attributable to common stockholders for the periods presented because including them would have been antidilutive:

	As of December 31,
	2021	2020
Old Doma Preferred Stock	—	183,159,138
Outstanding stock options	24,255,204	26,492,158
Warrants for common and preferred stock	18,022,750	29,751,874
RSA’s and PSA’s	18,579,930	1,551,867
Total antidilutive securities	60,857,884	240,955,037